Document and Entity Information	12 Months Ended
Jun. 07, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 07, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Aug. 01, 2012
Document Effective Date	Aug. 01, 2012
Prospectus Date	Jun. 07, 2012